Long-Term Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Maturities Of Long Term Debt [Line Items]
2014	$ 26,580
2015	12,554
2016	11,544
2017	5,616
2018	2,705
Thereafter	985
Total	$ 59,984